Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Filed pursuant to Rule 497(e)
Registration Nos. 333-179562; 811-22668

Defiance Next Gen Connectivity ETF (FIVG)
(the “Fund”)

July 12, 2024

Supplement to the
Prospectus, and Statement of Additional Information,
each dated April 30, 2024

Effective July 22, 2024 the Fund’s name will change to the “Defiance Connective Technologies ETF” and the Fund’s ticker symbol will change to “SIXG.” All references in the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information to these items are hereby deleted in their entirety and replaced as noted above.

Supplement Closing [Text Block]	ck0001540305_SupplementClosing	Please retain this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.
Defiance Next Gen Connectivity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Defiance Next Gen Connectivity ETF
Defiance Next Gen Connectivity ETF | Defiance Next Gen Connectivity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FIVG